Goodwill and other intangible assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2019	Aug. 01, 2018
Goodwill and other intangible assets
Amortization Of Intangible Assets	$ 9,370,000	$ 9,326,000	$ 9,378,000
Goodwill on acquisition		60,242,000
Changes in the carrying amount of goodwill	$ 0	0
Minimum
Goodwill and other intangible assets
Cost of equity discount rate	11.14%
Maximum
Goodwill and other intangible assets
Cost of equity discount rate	12.58%
Reliable Financial Services
Goodwill and other intangible assets
Identifiable intangible assets					$ 488,000
Goodwill on acquisition		43,800,000
Banco Popular de Puerto Rico
Goodwill and other intangible assets
Step 1 Fair Value Excess Over Carrying Amount				$ 1,200,000,000
Percentage excess of fair value of reporting unit over equity value				37.00%
Goodwill on acquisition		60,242,000
Popular U.S.
Goodwill and other intangible assets
Step 1 Fair Value Excess Over Carrying Amount				$ 338,000,000
Percentage excess of fair value of reporting unit over equity value				21.00%
Goodwill on acquisition		0
Banco Popular de Puerto Rico and Popular Bank
Goodwill and other intangible assets
Percentage Of Goodwill				91.00%
Trademarks | Reliable Financial Services
Goodwill and other intangible assets
Identifiable intangible assets		500,000
Trademarks | E-Loan
Goodwill and other intangible assets
Identifiable intangible assets	$ 6,100,000	6,100,000
Customer relationship
Goodwill and other intangible assets
Finite-Lived Customer Relationships, Gross	42,909,000	$ 34,915,000
Identifiable intangible assets	$ 9,600,000